Share based payment arrangements - Summarized Cash Flows (Details) - EUR (€) € in Thousands						12 Months Ended
	Feb. 22, 2022	Feb. 21, 2022	Sep. 01, 2021	Mar. 01, 2019	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash flows from operating activities						€ (6,537)	€ (6,598)	€ (6,592)
Cash flows from investing activities						(11,442)	3,921	4,641
Cash flows from financing activities						19,519	3,467	(1,157)
Net increase/ (decrease) in cash and cash equivalents						1,540	790	(3,108)
Share-based payment transaction with the non-controlling shareholder of a subsidiary								819
Right-of-use asset						2,906	3,191
Lease liabilities						3,210	3,124
Non-controlling interests
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary								216
Capital reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary								€ 603
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash flows from operating activities						373	(1,504)
Cash flows from investing activities						(28)	(39)
Cash flows from financing activities						36	963
Net increase/ (decrease) in cash and cash equivalents						€ 381	€ (580)
Lease period				6 years
Rent free lease period				3 years
Right-of-use asset				€ 813
Lease liabilities				€ 813
voxeljet China | Entering into significant commitments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right-of-use asset	€ 566	€ 884
Lease liabilities	€ 709	€ 1,027
Lease extension term	2 years	3 years
voxeljet China | Suzhou Meimai Fast Manufacturing Technology
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in associate (as a percent)				30.00%	4.175%
voxeljet China | MK Technology GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in associate (as a percent)			15.00%
voxeljet China | Jin Tianshi
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in associate (as a percent)			15.00%
voxeljet China | Non-controlling interests
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary				€ 216
voxeljet China | Capital reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary				€ 604